Current provisions and other current liabilities	12 Months Ended
Dec. 31, 2018
Current provisions and other current liabilities
Current provisions and other current liabilities

12. Current provisions and other current liabilities

Current provisions

The following table shows a reconciliation of the current provisions for 2018:

Development of current provisions
in € THOUS
	January 1, 2018	Foreigncurrency translation	Changes in consolidation group	Utilized	Reversed	Additions	Reclassifications	December 31, 2018

FCPA related charge	210.616	-	-	(63.836)	-	77.200	-	223.980
Self-insurance programs	223.536	9.510	(582)	(154.958)	-	120.801	-	198.307
Personnel expenses	28.786	142	220	(15.939)	(7.807)	11.134	25.894	42.430
Risk of lawsuit	14.918	(345)	-	(6.513)	(5)	24.249	-	32.304
Other current provisions	25.056	495	327	(8.922)	(3.027)	13.566	-	27.495
Current provisions	502.912	9.802	(35)	(250.168)	(10.839)	246.950	25.894	524.516

FCPA related charge

The Company recorded charges of €200,000 in 2017 and €77,200 in 2018 encompassing estimates for the government’s claims for profit disgorgement, penalties, certain legal expenses, and other related costs or asset impairments believed likely to be necessary for full and final resolution, by litigation or settlement, of the claims and issues arising from the investigation. The increase recorded in 2018 took into consideration preliminary understandings with the government on the financial terms of a potential settlement. Following this increase, which takes into account incurred and anticipated legal expenses, impairments and other costs, the provision totals €223,980 as of December 31, 2018. For further information on these investigations see note 22.

Self-insurance programs

See note 2 d).

Personnel expenses

Personnel expenses mainly refer to provisions for share-based plans, the current portion of the provisions for accrued severance payments and provisions for jubilee payments. As at December 31, 2018 and 2017 the provisions for share-based plans amounted to €15,479 and €6,845 respectively. See note 20.

Risk of lawsuit

See note 22.

Other current provisions

The item “Other current provisions” in the table above includes provisions for warranties, physician compensation and return of goods.

Other current liabilities

As at December 31, 2018 and 2017 other current liabilities consisted of the following:

Other current liabilities
in € THOUS
	2018	2017

Personnel liabilities	654.457	705.534
Noncontrolling interests subject to put provisions	494.576	469.549
Unapplied cash and receivable credits	364.657	311.925
Invoices outstanding	150.754	160.196
Rent and lease obligations	138.210	111.196
Withholding tax and VAT	100.086	100.327
Interest liabilities	92.961	99.493
Variable payments outstanding for acquisitions	57.217	14.712
Legal matters, advisory and audit fees	38.778	38.553
Contract liabilities	37.628	-
Bonuses, commissions	26.831	26.800
Liabilities for insurance premiums	16.375	7.733
Derivatives	8.216	11.702
Subsidiary Stock Incentive Plan	26	30.697
Other liabilities	199.000	267.401
Other current liabilities	2.379.772	2.355.818

Personnel liabilities

The personnel liabilities mainly refer to liabilities for wages and salaries, bonuses and vacation payments.

Contract liabilities

Contract liabilities primarily relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Other liabilities

The item “Other liabilities” in the table above includes deferred income and the current portion of pension liabilities.